Filed under Rule 497(e)
Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated March 16, 2016 to the Prospectus

dated July 29, 2015, as supplemented and amended to date

Effective immediately, the table under the section entitled “Portfolio Summary: Large Cap Value Portfolio – Investment Adviser” is deleted in its entirety and replaced with the following:

Portfolio Managers

Name	Portfolio Manager of the Portfolio Since	Title

SAAMCo
Timothy Campion	2012	Lead Portfolio Manager
Kara Murphy	2013	Co-Portfolio Manager
Andrew Sheridan	2013	Co-Portfolio Manager

American Century
Brendan Healy, CFA	2015	Vice President and Portfolio Manager
Brian Woglom, CFA	2016	Vice President and Portfolio Manager

Wellington Management
Ian R. Link, CFA	2008	Senior Managing Director and Equity Portfolio Manager

In the section entitled “Management – Information about the Subadvisers,” under the subheading American Century Investment Management, Inc. (“American Century”), the second paragraph is deleted in its entirety and replaced with the following:

A portion of the Large Cap Value Portfolio is managed by Brendan Healy and Brian Woglom. Mr. Healy, Vice President and Portfolio Manager, joined American Century in 2000 and became a portfolio manager in 2004. He has a bachelor’s degree in mechanical engineering from the University of Arizona and an MBA from the University of Texas – Austin. He is a CFA charterholder. Mr. Woglom, Vice President and Portfolio Manager, joined American Century in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the Prospectus.

Version: Combined Master

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 333-08653

SEASONS SERIES TRUST

Large Cap Value Portfolio

(the “Portfolio”)

Supplement dated March 16, 2016 to the Statement of Additional Information (“SAI”)

dated July 29, 2015, as supplemented and amended to date

Effective immediately, in the table under the section entitled “PORTFOLIO MANAGERS – Other Client Accounts,” the information for American Century Investment Management, Inc. (“American Century”) with respect to the Portfolio is amended by striking all reference to Matt Titus and inserting the following:

Portfolio			Other Accounts
			Registered Investment Companies		Pooled Investment Vehicles		Other Accounts
	Advisers/ Subadviser	Portfolio Managers	No. of Accounts	Assets (in $ millions)	No. of Accounts	Total Assets (in $millions)	No. of Accounts	Total Assets (in $millions)

Large Cap Value Portfolio	American Century	Brian Woglom*	19	17,000	4	863.8	1	57.4
*Information is provided as of January 6, 2016.

Capitalized terms used herein but not defined shall have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.